Document and Entity Information	3 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	OWLHEAD MINERALS CORP.
Entity Central Index Key	0001578523
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Current Assets
Cash	$ 46,865	$ 56,563	$ 4,417
Amounts receivable		340
Prepaid expenses and deposits	1,000	4,500
Total Current Assets	47,865	61,403	4,417
Mineral property costs	26,374	26,374
Total Assets	74,239	87,777	4,417
Current Liabilities
Accounts payable	4,000
Due to related parties	328,166	308,666	246,666
Total Liabilities	332,166	308,666	246,666
Nature of operations and continuance of business
Commitments
Subsequent events
Stockholders' Deficit
Common stock, 100,000,000 shares authorized, $0.001 par value 12,825,000, 12,825,000 and 8,000,000 share issued and outstanding, respectively	12,825	12,825	8,000
Additional paid in capital	477,675	477,675
Deferred compensation	(272,785)	(318,791)
Deficit accumulated during the exploration stage	(475,642)	(392,598)	(250,249)
Total Stockholders' Deficit	(257,927)	(220,889)	(242,249)
Total Liabilities and Stockholders' Deficit	$ 74,239	$ 87,777	$ 4,417

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	12,825,000	12,825,000	8,000,000
Common stock, shares outstanding	12,825,000	12,825,000	8,000,000

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		95 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013
Income Statement [Abstract]
Revenue
Expenses
Consulting fees	39,894		40,792		114,186
Foreign exchange loss	11		680		691
General and administrative	3,825	227	2,428	1,855	8,977
Management fees	22,500	19,500	81,000	60,000	316,500
Mineral exploration costs	6,112		15,924		22,036
Professional fees	10,702	325	1,525	550	13,252
Total Expenses	83,044	20,052	142,349	62,405	475,642
Net Loss and Comprehensive Loss	$ (83,044)	$ (20,052)	$ (142,349)	$ (62,405)	$ (475,642)
Net Loss Per Share, Basic and Diluted	$ (0.01)		$ (0.01)	$ (0.01)
Weighted Average Shares Outstanding	12,825,000	8,002,198	9,645,479	8,000,000

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deferred Compensation [Member]	Accumulated During the Exploration Stage [Member]	Total
Balance at Mar. 31, 2006
Balance, shares at Mar. 31, 2006
Net loss for the year				(3,500)	(3,500)
Balance at Mar. 31, 2007				(3,500)	(3,500)
Balance, shares at Mar. 31, 2007
Net loss for the year				(42,000)	(42,000)
Balance at Mar. 31, 2008				(45,500)	(45,500)
Common stock issued pursuant to mineral property option agreement, shares
Net loss for the year				(42,000)	(42,000)
Balance at Mar. 31, 2009				(87,500)	(87,500)
Balance, shares at Mar. 31, 2009
Net loss for the year				(45,158)	(45,158)
Balance at Mar. 31, 2010				(132,658)	(132,658)
Balance, shares at Mar. 31, 2010
Common stock issued for cash at $0.10 per share	8,000				8,000
Common stock issued for cash at $0.10 per share, shares	8,000,000
Net loss for the year				(55,186)	(55,186)
Balance at Mar. 31, 2011	8,000			(187,844)	(179,844)
Balance, shares at Mar. 31, 2011	8,000,000
Common stock issued pursuant to mineral property option agreement
Common stock issued for services
Net loss for the year				(62,405)	(62,405)
Balance at Mar. 31, 2012	8,000			(250,249)	(242,249)
Balance, shares at Mar. 31, 2012	8,000,000
Common stock issued pursuant to mineral property option agreement	150	14,850			15,000
Common stock issued pursuant to mineral property option agreement, shares	150,000
Common stock issued for services	3,700	366,300	(318,791)		51,209
Common stock issued for services, shares	3,700,000
Common stock issued for cash at $0.10 per share	975	96,525			97,500
Common stock issued for cash at $0.10 per share, shares	975,000
Net loss for the year				(142,349)	(142,349)
Balance at Mar. 31, 2013	$ 12,825	$ 477,675	$ (318,791)	$ (392,598)	$ (220,889)
Balance, shares at Mar. 31, 2013	12,825,000

Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (Common Stock [Member], USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011
Issuance of common stock, price per share	$ 0.1	$ 0.1

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		95 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013
Operating Activities
Net loss	$ (83,044)	$ (20,052)	$ (142,349)	$ (62,405)	$ (475,642)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	46,006		51,209		97,215
Changes in operating assets and liabilities:
Accounts receivable	340		(340)
Prepaid expenses and deposits	3,500		(4,500)		(1,000)
Accounts payable	4,000				4,000
Due to related parties	19,500	19,500	62,000	60,000	328,166
Net Cash Used In Operating Activities	(9,698)	(552)	(33,980)	(2,405)	(47,261)
Investing Activities
Acquisition of mineral properties			(11,374)		(11,374)
Net Cash Used In Investing Activities			(11,374)		(11,374)
Financing Activities
Proceeds from common stock issued		3,000	97,500		105,500
Net Cash Provided By Financing Activities		3,000	97,500		105,500
Increase (Decrease) in Cash	(9,698)	2,448	52,146	(2,405)	46,865
Cash, Beginning of Period	56,563	4,417	4,417	6,822
Cash, End of Period	46,865	6,865	56,563	4,417	46,865
Non-cash Investing and Financing Activities:
Common stock issued pursuant to mineral property option agreement			15,000		15,000
Common stock issued recorded as deferred compensation			318,791		318,791
Supplemental Disclosures:
Interest paid
Income taxes paid

Nature of Operations and Continuance of Business	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Continuance of Business

1.	Nature of Operations and Continuance of Business

Owlhead Minerals Corp. (the “Company”) was incorporated in the State of Nevada on July 25, 2005. On April 21, 2008, the name was changed from Eardley Ventures to Owlhead Minerals Corp. The Company is an exploration stage company, as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities”. The Company’s principal business is the acquisition and exploration of mineral properties. The Company has not presently determined whether its properties contain mineral reserves that are economically recoverable.

On September 25, 2012, Owlhead Minerals (BC) Corp., the Company’s wholly owned subsidiary, was incorporated in the province of British Columbia, Canada to carry out exploration of mineral property claims in the province of British Columbia.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated revenues since inception and is unlikely to generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at June 30, 2013, the Company has a working capital deficiency of $284,301 and has accumulated losses of $475,642 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

1.	Nature of Operations and Continuance of Business

Owlhead Minerals Corp. (the “Company”) was incorporated in the State of Nevada on July 25, 2005. On April 21, 2008, the name was changed from Eardley Ventures to Owlhead Minerals Corp. The Company is an exploration stage company, as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities”. The Company’s principal business is the acquisition and exploration of mineral properties. The Company has not presently determined whether its properties contain mineral reserves that are economically recoverable.

On September 25, 2012, Owlhead Minerals (BC) Corp., the Company’s wholly owned subsidiary, was incorporated in the province of British Columbia, Canada to carry out exploration of mineral property claims in the province of British Columbia.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated revenues since inception and is unlikely to generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at March 31, 2013, the Company has a working capital deficiency of $247,263 and has accumulated losses of $392,598 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Significant Accounting Policies	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies

2.	Significant Accounting Policies

(a)	Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Owlhead Minerals (BC) Corp. All inter-company accounts and transactions have been eliminated on consolidation.

(b)	Interim Financial Statements

These interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period.

(c)	Use of Estimates

The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to the recoverability of mineral property costs, fair value of stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

(d)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.

(e)	Mineral Property Costs

The Company has been in the exploration stage since its inception and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mining properties. Mineral property acquisition costs are capitalized as incurred. Exploration and evaluation costs are expensed as incurred until proven and probable reserves are established. The Company assesses the carrying costs for impairment under ASC 360, “Property, Plant, and Equipment” at each fiscal quarter end. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs then incurred to develop such property, are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserve. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

(f)	Long-lived Assets

In accordance with ASC 360, “Property Plant and Equipment”, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

(g)	Asset Retirement Obligations

The Company follows the provisions of ASC 440, “Asset Retirement and Environmental Obligations”, which establishes standards for the initial measurement and subsequent accounting for obligations associated with the sale, abandonment or other disposal of long-lived tangible assets arising from the acquisition, construction or development and for normal operations of such assets.

(h)	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

(i)	Foreign Currency Translation

The Company’s functional and reporting currency is the U.S. dollar. Transactions in foreign currencies are translated into the currency of measurement at the exchange rates in effect on the transaction date. Monetary balance sheet items expressed in foreign currencies are translated into U.S. dollars at the exchange rates in effect at the balance sheet date. The resulting exchange gains and losses are recognized in income.

The Company’s integrated foreign subsidiary is financially or operationally dependent on the Company. The Company uses the temporal method to translate the accounts of its integrated operations into U.S. dollars. Monetary assets and liabilities are translated at the exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at average rates for the period, except for amortization, which is translated on the same basis as the related asset. The resulting exchange gains or losses are recognized in income.

(j)	Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation” and ASC 505, “Equity Based Payments to Non-Employees”, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

(k)	Loss Per Share

The Company computes earnings (loss) per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing earnings (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

(l)	Financial Instruments and Fair Value Measures

ASC 820, “Fair Value Measurements and Disclosures”, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, amounts receivable, accounts payable, and amounts due to related parties. Pursuant to ASC 820, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

(m)	Comprehensive Loss

ASC 220, “Comprehensive Income”, establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements. As at June 30, 2013 and March 31, 2013, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the consolidated financial statements.

(n)	Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the consolidated financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

2.	Significant Accounting Policies

(a)	Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Owlhead Minerals (BC) Corp. All inter-company accounts and transactions have been eliminated on consolidation.

(b)	Use of Estimates

The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to the recoverability of mineral property costs, fair value of stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

(c)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.

(d)	Mineral Property Costs

The Company has been in the exploration stage since its inception and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mining properties. Mineral property acquisition costs are capitalized as incurred. Exploration and evaluation costs are expensed as incurred until proven and probable reserves are established. The Company assesses the carrying costs for impairment under ASC 360, “Property, Plant, and Equipment” at each fiscal quarter end. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs then incurred to develop such property, are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserve. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

(e)	Long-lived Assets

In accordance with ASC 360, “Property Plant and Equipment”, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

(f)	Asset Retirement Obligations

The Company follows the provisions of ASC 440, “Asset Retirement and Environmental Obligations”, which establishes standards for the initial measurement and subsequent accounting for obligations associated with the sale, abandonment or other disposal of long-lived tangible assets arising from the acquisition, construction or development and for normal operations of such assets.

(g)	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

(h)	Foreign Currency Translation

The Company’s functional and reporting currency is the U.S. dollar. Transactions in foreign currencies are translated into the currency of measurement at the exchange rates in effect on the transaction date. Monetary balance sheet items expressed in foreign currencies are translated into U.S. dollars at the exchange rates in effect at the balance sheet date. The resulting exchange gains and losses are recognized in income.

The Company’s integrated foreign subsidiary is financially or operationally dependent on the Company. The Company uses the temporal method to translate the accounts of its integrated operations into U.S. dollars. Monetary assets and liabilities are translated at the exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at average rates for the period, except for amortization, which is translated on the same basis as the related asset. The resulting exchange gains or losses are recognized in income.

(i)	Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation” and ASC 505, “Equity Based Payments to Non-Employees”, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

(j)	Loss Per Share

The Company computes earnings (loss) per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing earnings (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

(k)	Financial Instruments and Fair Value Measures

ASC 820, “Fair Value Measurements and Disclosures”, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, amounts receivable, and amounts due to related parties. Pursuant to ASC 820, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

(l)	Comprehensive Loss

ASC 220, “Comprehensive Income”, establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements. As at March 31, 2013 and 2012, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the consolidated financial statements.

(n)	Recent Accounting Pronouncements

In October 2012, the FASB issued Accounting Standards Update (ASU) 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on the Company’s financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” in Accounting Standards Update No. 2012-02. This update amends ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on the Company’s financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income” in Accounting Standards Update No. 2011-05. This update defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income in both the statement of income where net income is presented and the statement where other comprehensive income is presented. The adoption of ASU 2011-12 is not expected to have a material impact on the Company’s financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-11 “Balance Sheet: Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This Update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The amended guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this standard is not expected to have a material impact on the Company’s financial position or results of operations.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Mineral Properties	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Extractive Industries [Abstract]
Mineral Properties

3.	Mineral Properties

On December 18, 2012, the Company entered into an agreement to acquire a 100% interest in 16 mineral claims located in British Columbia, Canada for Cdn$10,000 in cash and 1,500,000 in common shares.

To earn this interest, the Company must make a payment of Cdn$10,000 (paid) and issue a total of 1,500,000 shares of common stock as follows:

●	150,000 shares of common stock upon the completion of a satisfactory initial geological report on the claims by a qualified and independent geologist (issued with a fair value of $15,000);

●	150,000 shares of common stock on upon completion of an initial work program of up to Cdn$50,000 and the completion of a satisfactory 43-101 report on the claims;

●	200,000 shares of common stock upon completion of a work program costing up to Cdn$200,000 showing satisfactory results; and

●	1,000,000 shares of common stock upon the successful results of a ten-hole drilling program.

The option or retains a 2.5% net smelter royalty of which it can be purchased for $1,000,000 by the Company. The Company purchased some additional claims in the same area.

3.	Mineral Properties

On December 18, 2012, the Company entered into an agreement to acquire a 100% interest in 16 mineral claims located in British Columbia, Canada for Cdn$10,000 in cash and 1,500,000 in common shares.

To earn this interest, the Company must make a payment of Cdn$10,000 (paid) and issue a total of 1,500,000 shares of common stock as follows:

●	150,000 shares of common stock upon the completion of a satisfactory initial geological report on the claims by a qualified and independent geologist (issued with a fair value of $15,000);

●	150,000 shares of common stock on upon completion of an initial work program of up to Cdn$50,000 and the completion of a satisfactory 43-101 report on the claims;

●	200,000 shares of common stock upon completion of a work program costing up to Cdn$200,000 showing satisfactory results; and

●	1,000,000 shares of common stock upon the successful results of a ten-hole drilling program.

The option or retains a 2.5% net smelter royalty of which it can be purchased for $1,000,000 by the Company. The Company purchased some additional claims in the same area.

Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

4.	Related Party Transactions

(a)	During the three months ended June 30, 2013, the Company incurred management fees of $12,000 (2012 - $10,500) to a company controlled by the President of the Company.

(b)	During the three months ended June 30, 2013, the Company incurred management fees of $10,500 (2012 - $9,000) to a company controlled by the Chief Financial Officer of the Company.

(c)	As at June 30, 2013, the Company owes $182,000 (March 31, 2013 - $171,500) to a company controlled by the President of the Company which is non-interest bearing, unsecured, and due on demand.

(d)	As at June 30, 2013, the Company owes $146,000 (March 31, 2013 - $137,000) to a company controlled by the Chief Financial Officer of the Company which is non-interest bearing, unsecured, and due on demand.

(e)	As at June 30, 2013, the Company owes $166 (March 31, 2013 - $166) to the President of the Company which is non-interest bearing, unsecured, and due on demand.

4.	Related Party Transactions

	(a)	During the year ended March 31, 2013, the Company incurred management fees of $43,500 (2012 - $33,000) to a company controlled by the President of the Company.

	(b)	During the year ended March 31, 2013, the Company incurred management fees of $37,500 (2012 - $27,000) to a company controlled by the Chief Financial Officer of the Company.

	(c)	During the year ended March 31, 2013, the Company incurred consulting fees of $36,626 (2012 - $nil) to a director of the Company.

	(d)	As at March 31, 2013, the Company owes $171,500 (2012 - $138,500) to a company controlled by the President of the Company which is non-interest bearing, unsecured, and due on demand.

	(e)	As at March 31, 2013, the Company owes $137,000 (2012 - $108,000) to a company controlled by the Chief Financial Officer of the Company which is non-interest bearing, unsecured, and due on demand.

	(f)	As at March 31, 2013, the Company owes $166 (2012 - $166) to the President of the Company which is non-interest bearing, unsecured, and due on demand.

Deferred Compensation	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Equity [Abstract]
Deferred Compensation

5.	Deferred Compensation

(a)	On November 1, 2012, the Company issued 500,000 shares of common stock with a fair value of $50,000 to a mining consultant. During the period ended June 30, 2013, $6,112 (2012 - $nil) was expensed as mineral exploration costs which reflects the pro-rata portion of the services provided to June 30, 2013. As of June 30, 2013, the remaining amount of $33,471 (March 31, 2013 - $39,583) was recorded as deferred compensation and will be expensed as mineral exploration costs pro-rata over the term of the agreement which ends on October 31, 2014. The fair value of the shares was determined based on the issuance of shares of common stock at $0.10 per share to various arm’s length parties during the year.

(b)	On November 1, 2012, the Company issued 200,000 shares of common stock with a fair value of $20,000. During the period ended June 30, 2013, $2,446 (2012 - $nil) was expensed as consulting fees which reflects the pro-rata portion of the services provided to June 30, 2013. As of June 30, 2013, the remaining amount of $13,388 (March 31, 2013 - $15,834) was recorded as deferred compensation and will be expensed as consulting fees pro-rata over the term of the agreement which ends on October 31, 2014. The fair value of the shares was determined based on the issuance of shares of common stock at $0.10 per share to various arm’s length parties during the year.

(c)	On January 1, 2013, the Company issued 3,000,000 shares of common stock with a fair value of $300,000 to a director of the Company. During the period ended June 30, 2013, $37,448 (2012 - $nil) was expensed as consulting fees which reflects the pro-rata share of the services provided to June 30, 2013. As of June 30, 2013, the remaining amount of $225,926 (March 31, 2013 - $263,374) was recorded as deferred compensation and will be expensed as consulting fees pro-rata over the term of the agreement which ends on December 31, 2014. The fair value of the shares was determined based on the issuance of shares of common stock at $0.10 per share to various arm’s length parties during the year.

5.	Common Stock

	(a)	During the year ended March 31, 2013, the Company issued 975,000 shares of common stock at $0.10 per share for proceeds of $97,500.

	(b)	On November 1, 2012, the Company issued 500,000 shares of common stock with a fair value of $50,000, to a mining consultant of which $10,417 was expensed as mineral exploration costs for the pro-rata portion of services rendered to March 31, 2013. The remaining $39,583 was recorded as deferred compensation and will be expensed pro-rata over the remaining term and $39,583 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on October 31, 2014. The fair value $0.10 per share was determined based on issuances of shares of common stock for cash to arm’s length parties during the period.

	(c)	On November 1, 2012, the Company issued 200,000 shares of common stock with a fair value of $20,000, of which $4,166 was expensed as consulting fees for the pro-rata portion of services rendered to March 31, 2013. The remaining $15,834 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on October 31, 2014. The fair value $0.10 per share was determined based on issuances of shares of common stock for cash to arm’s length parties during the period.

	(d)	On January 1, 2013, the Company issued 3,000,000 shares of common stock with a fair value of $300,000, of which $36,626 was expensed as consulting fees for the pro-rata portion of services rendered to March 31, 2013. The remaining $263,374 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on December 31, 2014. The fair value $0.10 per share was determined based on issuances of shares of common stock for cash to arm’s length parties during the period

	(e)	On February 28, 2013, the Company issued 150,000 shares of common stock with a fair value of $15,000 pursuant to a mineral property option agreement. Refer to Note 3.

Commitments	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments

6.	Commitments

(a)	On January 1, 2010, the Company entered into an agreement with a Company controlled by the President of the Company and agreed to pay $2,500 per month. On January 1, 2012, the Company increased the rate to $3,500 per month. On January 1, 2013, the Company increased the rate to $4,000 per month for a period of five years.

(b)	On January 1, 2010, the Company entered into an agreement of the Chief Financial Officer of the Company and agreed to pay $2,000 per month. On January 1, 2012, the Company increased the rate to $3,000 per month. On January 1, 2013, the Company increased the rate to $3,500 per month for a period of five years.

(c)	On November 1, 2012, the Company entered into a mining advisory agreement with a consultant commencing November 1, 2012 and terminating on October 31, 2014. The Company issued 500,000 shares of common stock. Refer to Note 5(a).

(d)	On November 1, 2012, the Company entered into a business advisory agreement with a consultant commencing November 1, 2012 and terminating on October 31, 2014. The Company issued 200,000 shares of common stock. Refer to Note 5(b).

(e)	On January 1, 2013, the Company entered into an executive services agreement with a director of the Company commencing January 1, 2013 and terminating December 31, 2014. The Company issued 3,000,000 shares of common stock. The Company is to also pay $1,500 on the first day of each month once the Company has raised a total of $135,000. Refer to Note 5(c).

6.	Commitments

	(a)	On January 1, 2010, the Company entered into an agreement with a Company controlled by the President of the Company and agreed to pay $2,500 per month. On January 1, 2012, the Company increased the rate to $3,500 per month. On January 1, 2013, the Company increased the rate to $4,000 per month for a period of five years.

	(b)	On January 1, 2010, the Company entered into an agreement of the Chief Financial Officer of the Company and agreed to pay $2,000 per month. On January 1, 2012, the Company increased the rate to $3,000 per month. On January 1, 2013, the Company increased the rate to $3,500 per month for a period of five years.

	(c)	On November 1, 2012, the Company entered into a mining advisory agreement with a consultant commencing November 1, 2012 and terminating on October 31, 2014. The Company issued 500,000 shares of common stock. Refer to Note 5(b).

	(d)	On November 1, 2012, the Company entered into a business advisory agreement with a consultant commencing November 1, 2012 and terminating on October 31, 2014. The Company issued 200,000 shares of common stock. Refer to Note 5(c).

	(e)	On January 1, 2013, the Company entered into an executive services agreement with a director of the Company commencing January 1, 2013 and terminating December 31, 2014. The Company issued 3,000,000 shares of common stock. Refer to Note 5(d). The Company is to also pay $1,500 on the first day of each month once the Company has raised a total of $135,000.

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

7.	Income Taxes

The Company has net operating losses carried forward of $392,598 available to offset taxable income in future years which commence expiration in fiscal 2026.

The Company is subject to United States federal and state income taxes at an approximate rate of 34%. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2013 $	2012 $

Income tax recovery at statutory rate	(48,399)	(21,217)

Valuation allowance change	48,399	21,217

Provision for income taxes	–	–

The significant components of deferred income tax assets and liabilities at March 31, 2013 and 2012, are as follows:

	2013 $	2012 $

Net operating losses carried forward	133,484	85,085

Valuation allowance	(133,484)	(85,085)

Net deferred income tax asset	–	–

Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

7.	Subsequent Events

The Company has evaluated subsequent events through the date of issuance of the financial statements and determined that there are no material subsequent events to disclose in these financial statements other than the following:

(a)	On July 10, 2013, the Company issued 680,000 shares of common stock to a company controlled by the President of the Company to settle related party debt of $170,000.

(b)	On July 10, 2013, the Company issued 554,000 shares of common stock to a company controlled by the Chief Financial Officer of the Company to settle related party debt of $138,500.

8.	Subsequent Events

The Company has evaluated subsequent events through the date of issuance of the financial statements and determined that there are no material subsequent events to disclose in these financial statements.

Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation

(a)	Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Owlhead Minerals (BC) Corp. All inter-company accounts and transactions have been eliminated on consolidation.

(a)	Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Owlhead Minerals (BC) Corp. All inter-company accounts and transactions have been eliminated on consolidation.

Interim Financial Statements

(b)	Interim Financial Statements

These interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period.

Use of Estimates

(c)	Use of Estimates

The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to the recoverability of mineral property costs, fair value of stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

(b)	Use of Estimates

The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to the recoverability of mineral property costs, fair value of stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents
(d)	Cash and Cash Equivalents
The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.
(c)	Cash and Cash Equivalents
The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.
Mineral Property Costs

(e)	Mineral Property Costs

The Company has been in the exploration stage since its inception and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mining properties. Mineral property acquisition costs are capitalized as incurred. Exploration and evaluation costs are expensed as incurred until proven and probable reserves are established. The Company assesses the carrying costs for impairment under ASC 360, “Property, Plant, and Equipment” at each fiscal quarter end. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs then incurred to develop such property, are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserve. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

(d)	Mineral Property Costs

The Company has been in the exploration stage since its inception and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mining properties. Mineral property acquisition costs are capitalized as incurred. Exploration and evaluation costs are expensed as incurred until proven and probable reserves are established. The Company assesses the carrying costs for impairment under ASC 360, “Property, Plant, and Equipment” at each fiscal quarter end. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs then incurred to develop such property, are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserve. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

Long-lived Assets

(f)	Long-lived Assets

In accordance with ASC 360, “Property Plant and Equipment”, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

(e)	Long-lived Assets

In accordance with ASC 360, “Property Plant and Equipment”, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

Asset Retirement Obligations

(g)	Asset Retirement Obligations

The Company follows the provisions of ASC 440, “Asset Retirement and Environmental Obligations”, which establishes standards for the initial measurement and subsequent accounting for obligations associated with the sale, abandonment or other disposal of long-lived tangible assets arising from the acquisition, construction or development and for normal operations of such assets.

(f)	Asset Retirement Obligations

The Company follows the provisions of ASC 440, “Asset Retirement and Environmental Obligations”, which establishes standards for the initial measurement and subsequent accounting for obligations associated with the sale, abandonment or other disposal of long-lived tangible assets arising from the acquisition, construction or development and for normal operations of such assets.

Income Taxes

(h)	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

(g)	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Foreign Currency Translation

(i)	Foreign Currency Translation

The Company’s functional and reporting currency is the U.S. dollar. Transactions in foreign currencies are translated into the currency of measurement at the exchange rates in effect on the transaction date. Monetary balance sheet items expressed in foreign currencies are translated into U.S. dollars at the exchange rates in effect at the balance sheet date. The resulting exchange gains and losses are recognized in income.

The Company’s integrated foreign subsidiary is financially or operationally dependent on the Company. The Company uses the temporal method to translate the accounts of its integrated operations into U.S. dollars. Monetary assets and liabilities are translated at the exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at average rates for the period, except for amortization, which is translated on the same basis as the related asset. The resulting exchange gains or losses are recognized in income.

(h)	Foreign Currency Translation

The Company’s functional and reporting currency is the U.S. dollar. Transactions in foreign currencies are translated into the currency of measurement at the exchange rates in effect on the transaction date. Monetary balance sheet items expressed in foreign currencies are translated into U.S. dollars at the exchange rates in effect at the balance sheet date. The resulting exchange gains and losses are recognized in income.

The Company’s integrated foreign subsidiary is financially or operationally dependent on the Company. The Company uses the temporal method to translate the accounts of its integrated operations into U.S. dollars. Monetary assets and liabilities are translated at the exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at average rates for the period, except for amortization, which is translated on the same basis as the related asset. The resulting exchange gains or losses are recognized in income.

Stock-based Compensation

(j)	Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation” and ASC 505, “Equity Based Payments to Non-Employees”, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

(i)	Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation” and ASC 505, “Equity Based Payments to Non-Employees”, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Loss Per Share

(k)	Loss Per Share

The Company computes earnings (loss) per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing earnings (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

(j)	Loss Per Share

The Company computes earnings (loss) per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing earnings (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Financial Instruments and Fair Value Measures

(l)	Financial Instruments and Fair Value Measures

ASC 820, “Fair Value Measurements and Disclosures”, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, amounts receivable, accounts payable, and amounts due to related parties. Pursuant to ASC 820, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

(k)	Financial Instruments and Fair Value Measures

ASC 820, “Fair Value Measurements and Disclosures”, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, amounts receivable, and amounts due to related parties. Pursuant to ASC 820, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Comprehensive Loss

(m)	Comprehensive Loss

ASC 220, “Comprehensive Income”, establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements. As at June 30, 2013 and March 31, 2013, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the consolidated financial statements.

(l)	Comprehensive Loss

ASC 220, “Comprehensive Income”, establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements. As at March 31, 2013 and 2012, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the consolidated financial statements.

Recent Accounting Pronouncements

(n)	Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the consolidated financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

(n)	Recent Accounting Pronouncements

In October 2012, the FASB issued Accounting Standards Update (ASU) 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on the Company’s financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” in Accounting Standards Update No. 2012-02. This update amends ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on the Company’s financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income” in Accounting Standards Update No. 2011-05. This update defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income in both the statement of income where net income is presented and the statement where other comprehensive income is presented. The adoption of ASU 2011-12 is not expected to have a material impact on the Company’s financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-11 “Balance Sheet: Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This Update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The amended guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this standard is not expected to have a material impact on the Company’s financial position or results of operations.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of US Federal Statutory Income Taxes

The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2013 $	2012 $

Income tax recovery at statutory rate	(48,399)	(21,217)

Valuation allowance change	48,399	21,217

Provision for income taxes	–	–

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities at March 31, 2013 and 2012, are as follows:

	2013 $	2012 $

Net operating losses carried forward	133,484	85,085

Valuation allowance	(133,484)	(85,085)

Net deferred income tax asset	–	–

Nature of Operations and Continuance of Business (Details Narrative) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficiency	$ 284,301	$ 247,263
Deficit accumulated during the development stage	$ 475,642	$ 392,598	$ 250,249

Mineral Properties (Details Narrative) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 18, 2012 Number	Jun. 30, 2013	Mar. 31, 2013
Percentage of ownership interest aquired in mineral properties	100.00%
Number of mineral claims acquired	16
Business acquisition value	$ 10,000
Common shares issued for acquisition	1,500,000
Optionor retains a smelter royalty, percentage		2.50%	2.50%
Amount of smelter royalty retained by optioner, that can be purchased		1,000,000	1,000,000
Satisfactory Initial Geological Report [Member]
Common shares issued for acquisition	150,000
Fair value of shares issued in acquisition	15,000
Initial Work Program [Member]
Common shares issued for acquisition	150,000
Fair value of shares issued in acquisition	50,000
Completion Of Work Program [Member]
Common shares issued for acquisition	200,000
Fair value of shares issued in acquisition	$ 200,000
Ten Hole Drilling Program [Member]
Common shares issued for acquisition	1,000,000

Related Party Transactions (Details Narrative)	3 Months Ended		12 Months Ended		95 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended					12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 President [Member] USD ($)	Jun. 30, 2012 President [Member] USD ($)	Mar. 31, 2013 President [Member] CAD	Mar. 31, 2012 President [Member] CAD	Mar. 31, 2013 President [Member] USD ($)	Mar. 31, 2012 President [Member] USD ($)	Jun. 30, 2013 Chief Financial Officer [Member] USD ($)	Jun. 30, 2012 Chief Financial Officer [Member] USD ($)	Mar. 31, 2013 Chief Financial Officer [Member] CAD	Mar. 31, 2012 Chief Financial Officer [Member] CAD	Jun. 30, 2013 Company Controlled By President [Member] USD ($)	Mar. 31, 2013 Company Controlled By President [Member] CAD	Mar. 31, 2012 Company Controlled By President [Member] CAD	Mar. 31, 2013 Director [Member] CAD	Mar. 31, 2012 Director [Member] CAD
Management fees	$ 22,500	$ 19,500	$ 81,000	$ 60,000	$ 316,500	$ 12,000	$ 10,500	43,500	33,000			$ 10,500	$ 9,000	37,500	27,000
Company owes amount						166				166	166	146,000		137,000	108,000	182,000	171,500	138,500
Consulting fees	$ 39,894		$ 40,792		$ 114,186														36,626	0

Deferred Compensation (Details Narrative) (USD $)	0 Months Ended				3 Months Ended		12 Months Ended		95 Months Ended
	Feb. 28, 2013	Jan. 02, 2013	Nov. 01, 2012	Nov. 01, 2012	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013
Common stock issued during the period, shares	150,000	3,000,000	500,000	200,000			975,000
Common stock, per share		$ 0.1	$ 0.1	$ 0.1			$ 0.1
Proceeds from issuance of common stock						$ 3,000	$ 97,500		$ 105,500
Fair value of common stock issued during period	15,000	300,000	50,000	20,000
Deferred compensation					272,785		318,791		272,785
Consulting fees					39,894		40,792		114,186
November 1, 2012 [Member]
Mineral exploration costs					6,112		10,417
Deferred compensation					33,471		39,583		33,471
November 1, 2012 [Member]
Deferred compensation					13,388		15,834		13,388
Consulting fees					2,446		4,166
January 1, 2013 [Member]
Deferred compensation					225,926		263,374		225,926
Consulting fees					$ 37,448		$ 36,626

Commitments (Details Narrative)	0 Months Ended				12 Months Ended		0 Months Ended
	Feb. 28, 2013	Jan. 02, 2013	Nov. 01, 2012	Nov. 01, 2012	Mar. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Nov. 01, 2012 Consultant One [Member]	Nov. 01, 2012 Consultant Two [Member]	Jan. 02, 2013 Consultant Three [Member] USD ($)	Jan. 02, 2013 Company Controlled By President [Member] CAD	Jan. 01, 2012 Company Controlled By President [Member] CAD	Jan. 01, 2010 Company Controlled By President [Member] CAD	Jan. 02, 2013 Chief Financial Officer [Member] CAD	Jan. 01, 2012 Chief Financial Officer [Member] CAD	Jan. 01, 2010 Chief Financial Officer [Member] CAD
Commitment amount per month										4,000	3,500	2,500	3,500	3,000	2,000
Common stock issued for cash, shares	150,000	3,000,000	500,000	200,000	975,000		500,000	200,000	3,000,000
Monthly amount to be paid									1,500
Raised total agreement amount					$ 135,000	$ 135,000

Income Taxes (Details Narrative) (USD $)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Operating loss carried forward	$ 392,598
Operating loss carried forward, expiration date	2,026
Federal and state income taxes percentage	34.00%

Income Taxes - Schedule of Reconciliation of US Federal Statutory Income Taxes (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income tax recovery at statutory rate	$ 48,399	$ 21,217
Valuation allowance change	(48,399)	(21,217)
Provision for income taxes	$ 0	$ 0

Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Net operating losses carried forward	$ 133,483	$ 85,085
Valuation allowance	(133,483)	(85,085)
Net deferred income tax asset	$ 0	$ 0

Subsequent Events (Details Narrative) (USD $)	0 Months Ended
Jul. 10, 2013
President [Member]
Stock issued during period to settle related party debt, shares	680,000
Stock issued during period to settle related party debt	$ 170,000
Chief Financial Officer [Member]
Stock issued during period to settle related party debt, shares	554,000
Stock issued during period to settle related party debt	$ 138,500